Loans and Advances - Summary of Loans and Advances (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Gross loans and advances	¥ 130,516,241	¥ 125,190,819
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(603,143)	(530,933)
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Gross loans and advances	132,356,223	126,824,274
Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(1,236,839)	(1,102,522)
12-month ECL [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Gross loans and advances	128,322,741	122,484,011
12-month ECL [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(295,235)	(295,352)
Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Gross loans and advances	2,450,344	3,049,451
Lifetime ECL not credit-impaired [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(194,947)	(251,680)
Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Gross loans and advances	1,583,138	1,290,812
Lifetime ECL credit-impaired [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	¥ (746,657)	¥ (555,490)